Note 44 - Administration Costs - Average Number Of Employees By Geographical Area - Classes Of Employees (Details) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Management team [Member] | Spain
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	1,047	1,026	1,044
Other line personel [Member] | Spain
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	21,840	22,180	23,211
Clerical staff [Member] | Spain
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	2,818	3,060	3,730
Branches abroad [Member] | Spain
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	589	603	718
Pension fund managers [Member] | Total [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	395	362	335
Other non banking companies [Member] | Total [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	14,349	14,925	16,307
Subtotal [Member] | Spain
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	26,294	26,869	28,703
Subtotal [Member] | Mexico [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	31,655	30,664	30,378
Subtotal [Member] | United States [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	9,786	9,532	9,710
Subtotal [Member] | Turkey [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	22,322	23,154	23,900
Subtotal [Member] | Venezuela [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	3,631	4,379	5,097
Subtotal [Member] | Argetina [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	6,074	6,173	6,041
Subtotal [Member] | Colombia [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	5,185	5,374	5,714
Subtotal [Member] | Peru [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	5,879	5,571	5,455
Subtotal [Member] | Other [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	3,767	5,501	5,037
Subtotal [Member] | Subtotal companies abroad [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	88,299	90,348	91,332
Subtotal [Member] | Total [Member]
Average Number Of Employees By Geographical Area Line Items
Average Number Of Employees	129,336	132,504	136,677